Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	HARTFORD HLS SERIES FUND II INC
Entity Central Index Key	0000790558
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020
HARTFORD GROWTH OPPORTUNITIES HLS FUND | IC
Prospectus:
Trading Symbol	HCGOX
HARTFORD GROWTH OPPORTUNITIES HLS FUND | IB
Prospectus:
Trading Symbol	HBGOX
HARTFORD GROWTH OPPORTUNITIES HLS FUND | IA
Prospectus:
Trading Symbol	HAGOX
HARTFORD MIDCAP GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HMCVX
HARTFORD MIDCAP GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HMCSX
HARTFORD SMALL CAP GROWTH HLS FUND | IB
Prospectus:
Trading Symbol	HBSGX
HARTFORD SMALL CAP GROWTH HLS FUND | IA
Prospectus:
Trading Symbol	HISCX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IB
Prospectus:
Trading Symbol	HBUSX
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND | IA
Prospectus:
Trading Symbol	HAUSX